Note 1 - Basis of Presentation and General Information (Details Textual)	6 Months Ended
	Jun. 30, 2022 shares	Dec. 31, 2021
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)	18,308,937
Common Stock, Shares, Outstanding, Ending Balance (in shares)	121,890,543
Number of Container Vessels	72	72
Carrying Capacity of Vessels at Period End (TEU)	545,765	543,645
Number of Dry-bulk Vessels	45	43
Dead Weight Tonnage of Dry-bulk Vessels	2,436,134	2,320,750
LIBERIA
Number of Subsidiaries	155
MARSHALL ISLANDS
Number of Subsidiaries	12
CYPRUS
Number of Subsidiaries	1
Konstantakopoulos Family [Member]
Percentage Ownership	59.10%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares)	299,200